REVENUES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Revenue	$ 2,663	$ 1,946	$ 5,346	$ 4,142
Transport
Disclosure of operating segments [line items]
Revenue	871	769	1,719	1,665
Utilities
Disclosure of operating segments [line items]
Revenue	1,229	953	2,320	2,002
Data Infrastructure
Disclosure of operating segments [line items]
Revenue	385	87	754	175
Midstream
Disclosure of operating segments [line items]
Revenue	$ 178	$ 137	$ 553	$ 300